Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	SANDSTORM GOLD LTD
Entity Central Index Key	0001434614
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	A1
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	195,253,243